COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2025	Jul. 26, 2024	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Aug. 20, 2024
CommitmentAndContingenciesLineItem [Line Items]
Number of shares issued				1
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001				$ 0.00001
DT Cloud Star Acquisition Corp [Member]
CommitmentAndContingenciesLineItem [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
PRIMEGEN US, INC. [Member]
CommitmentAndContingenciesLineItem [Line Items]
Common stock, par value										$ 0.00001
Operating lease payments							$ 15,812
Operating lease expense							191,739	$ 191,068
Outstanding payable			$ 1,212,877	$ 1,212,877	$ 1,212,877		$ 463,822	$ 620,808
Operating lease term							2 years 4 months 24 days
Future lease payments discounted percentage							4.37%
PRIMEGEN US, INC. [Member] | Yuen Family Trust [Member]
CommitmentAndContingenciesLineItem [Line Items]
[custom:LeaseExpirationTerm]					June 30, 2028
Operating lease payments			15,812
Operating Lease, Weighted Average Remaining Lease Term									2 years 2 months 12 days
Lessee, Operating Lease, Discount Rate									4.37%
Operating lease expense					$ 92,186	$ 97,198
Underwriters Agreement [Member] | IPO [Member] | DT Cloud Star Acquisition Corp [Member]
CommitmentAndContingenciesLineItem [Line Items]
Underwritting commission and discount percentage					3.50%		3.50%
Cash underwriting discount percentage		1.00%			1.50%		1.50%
Cash underwriting commission percentage		1.50%
Cash underwriting commission paid		$ 1,035,000
Number of shares issued		69,000
Common stock, par value		$ 0.0001
Sponsored Resesearch Agreement [Member] | PRIMEGEN US, INC. [Member]
CommitmentAndContingenciesLineItem [Line Items]
Outstanding payable			$ 693,323	$ 693,323	$ 693,323
Compensation	$ 930,005						$ 440,042
Commitment							$ 489,962